Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of estimated useful lives for property and equipment	The following represents the estimated useful lives for property and equipment:

Years
Computer equipment and software	3 – 5
Furniture and fixtures	5 – 7
Building	39